Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,243,892.31

Principal:
Principal Collections	$23,350,422.98
Prepayments in Full	$15,757,912.96
Liquidation Proceeds	$41,166.25
Recoveries	$0.00
Sub Total	$39,149,502.19
Collections	$41,393,394.50

Purchase Amounts:
Purchase Amounts Related to Principal	$154,158.24
Purchase Amounts Related to Interest	$690.83
Sub Total	$154,849.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,548,243.57

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,548,243.57
Servicing Fee	$894,424.65	$894,424.65	$0.00	$0.00	$40,653,818.92
Interest - Class A-1 Notes	$22,170.01	$22,170.01	$0.00	$0.00	$40,631,648.91
Interest - Class A-2 Notes	$219,863.83	$219,863.83	$0.00	$0.00	$40,411,785.08
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$40,023,258.58
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$39,899,706.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,899,706.58
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$39,849,473.58
Second Priority Principal Payment	$7,479,367.13	$7,479,367.13	$0.00	$0.00	$32,370,106.45
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$32,332,620.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,332,620.78
Regular Principal Payment	$100,306,843.95	$32,332,620.78	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,548,243.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,479,367.13
Regular Principal Payment					$32,332,620.78
Total					$39,811,987.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$39,811,987.91	$218.52	$22,170.01	$0.12	$39,834,157.92	$218.64
Class A-2 Notes	$0.00	$0.00	$219,863.83	$0.61	$219,863.83	$0.61
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$39,811,987.91	$37.82	$841,831.01	$0.80	$40,653,818.92	$38.62

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$107,786,211.08	0.5916143	$67,974,223.17	0.3730952
Class A-2 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$978,246,211.08	0.9293176	$938,434,223.17	0.8914969

Pool Information
Weighted Average APR	2.585%	2.578%
Weighted Average Remaining Term	55.26	54.41
Number of Receivables Outstanding	33,818	33,113
Pool Balance	$1,073,309,581.05	$1,033,972,686.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$986,039,779.94	$949,746,843.95
Pool Factor	0.9364158	0.9020961

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$84,225,842.43
Targeted Overcollateralization Amount	$118,156,972.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,538,463.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$33,234.24
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$33,234.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0372%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0001%
Prior Collection Period			0.0011%
Current Collection Period			0.0379%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		88	$34,307.49
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$34,307.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0030%

Average Realized Loss for Receivables that have experienced a Realized Loss			$389.86
Average Net Loss for Receivables that have experienced a Realized Loss			$389.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	140	$4,916,574.66
61-90 Days Delinquent	0.03%	8	$284,357.30
91-120 Days Delinquent	0.00%	1	$18,656.41
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.50%	149	$5,219,588.37

Repossession Inventory:
Repossessed in the Current Collection Period		5	$251,958.01
Total Repossessed Inventory		8	$426,074.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0237%
Current Collection Period			0.0272%
Three Month Average			0.0169%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0293%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	3

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	43	$1,508,966.71
2 Months Extended	55	$2,409,978.89
3+ Months Extended	6	$166,452.82

Total Receivables Extended	104	$4,085,398.42
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer